Intangibles - Disclosure Of Detailed Information About Assumptions Used To Calculate The Fair Value Less Cost To Sell (Detail)	12 Months Ended
Dec. 31, 2019
Aesop [Member]
Disclosure of information for cash-generating units [line items]
Measurement of impairment value (fair value less cost of disposal)	Discounted cash flow
Projected cash flow	Operating business cycle (approximately 5 years) with perpetuity.
Budgeted gross margin	Average of gross margin based on history and projections for the following 5 years
Estimated costs	Costs based on historical data and market trends, optimization of retail operations (renewal of the geographic presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.
Growth rate in perpetuity	2.50%
Discount rate	12.34%
The Body Shop [Member]
Disclosure of information for cash-generating units [line items]
Measurement of impairment value (fair value less cost of disposal)	Discounted cash flow
Projected cash flow	Operating business cycle (approximately 5 years) with perpetuity.
Budgeted gross margin	Average of gross margin based on history and projections for the following 5 years.
Estimated costs	Costs based on historical data and market trends, optimization of retail operations (renewal of the geographic presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.
Growth rate in perpetuity	2.00%
Discount rate	11.52%